Supplemental Balance Sheet Information - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Balance Sheet Related Disclosures [Abstract]
Accrued compensation	$ 27,640	$ 20,363	$ 8,258
Accrued commissions	4,135	2,822	2,924
Accrued rebates	3,658	1,897	2,495
Accrued taxes	16,160	11,559	5,132
Accrued warranties	4,833	2,670	1,171
Accrued interest	1,428	4,967	7,305
Accrued purchases	12,009	5,233	1,600
Accrued legal and accounting fees	7,127	5,273	812
Accrued sponsor fees and expenses	13,021	11,040	200
Other accrued expenses	16,121	13,717	5,163
Accrued expenses	$ 106,132	$ 79,541	$ 35,060